Other Current Liabilities - Schedule of Other Current Liabilities (Detail) - USD ($) $ in Thousands	Jul. 29, 2017	Oct. 29, 2016	Oct. 31, 2015
Other Liabilities Disclosure [Abstract]
Payroll and related benefits and taxes	$ 29,434	$ 27,775	$ 20,629
Incentive compensation	4,570	11,715	7,104
Customer sales program	4,359	3,549	3,292
Restructuring costs	1,275	359	1,776
Interest payable	1,757	9,444	9,036
Income taxes payable	6,027	8,716
Stock options		9,117	1,214
Dividends payable	3,190
Other	13,961	21,128	12,022
Total other current liabilities	$ 64,573	$ 91,803	$ 55,073